Long-Term Debt, Maturities of Long-Term Debt - 20F (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Annual Principal Payments [Abstract]
2016	$ 6,840	$ 950
2017	20,877	10,710
2018	18,721	18,721
2019	50,558	18,721
2020	59,974	81,083
Thereafter	21,094	48,262
Total	$ 178,064	$ 178,447	$ 0